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                                        THE RESERVE FUND
                                          1250 Broadway
                                     New York, NY 10001-3701

December 30, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  The Reserve Fund

Dear Ladies and Gentlemen:

     On behalf of The Reserve Fund (the "Trust"), this letter shall serve as certification under paragraph (j) of Rule 497 of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of that Rule would not have differed from that contained in the Trust's amendment to its Registration Statement as filed electronically on December 8, 2004.

                                                /s/ Amy W. Bizar
                                                -----------------------------
                                                Amy W. Bizar
                                                General Counsel and Secretary